Long-Term Debt	12 Months Ended
Apr. 24, 2016
Long-Term Debt
Long-Term Debt

7. Long-Term Debt

Long-term debt consists of the following:

	April 24,	April 26,
	2016	2015
Senior Secured Credit Facility:
Revolving line of credit, expires April 19, 2018, interest payable at least quarterly at either LIBOR and/or prime plus a margin	$67,500	$75,000
5.875% Senior Notes, interest payable semi-annually March 15 and September 15, net	502,541	502,987
7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net	—	62,012
8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15	350,000	350,000
Other	2,652	2,883

	922,693	992,882
Less current maturities	80	170
Less deferred financing costs, net	10,925	13,427

Long-term debt	$911,688	$979,285

In April 2015, the FASB issued Update No. 2015-03, “Interest-Imputation of Interest.” This update requires debt issuance costs to be presented as a direct deduction from the carrying amount of the related debt liability. The standard is effective for annual periods beginning after December 15, 2015. The standard requires application of the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. We adopted this standard in the first quarter of fiscal 2017 and the effect of adopting this standard has been reflected in all periods presented within these recast financial statements. This reclassification reduced our total assets and total liabilities as previously reported in our consolidated balance sheets as of April 24, 2016 and April 26, 2015 by $10,925 and $13,427, respectively. This reclassification had no effect on our retained earnings or net income previously reported.

Senior Secured Credit Facility, as amended and restated—Our Senior Secured Credit Facility as amended and restated (“Credit Facility”) consists of a $300,000 revolving line of credit. The Credit Facility is secured on a first priority basis by substantially all of our assets and guaranteed by all of our restricted subsidiaries.

Our net revolving line of credit availability at April 24, 2016, as limited by our outstanding borrowings, was approximately $224,000, after consideration of $8,000 in outstanding letters of credit. We have an annual commitment fee related to the unused portion of the Credit Facility of up to 0.55% which is included in interest expense in the accompanying consolidated statements of operations. The weighted average effective interest rates of the Credit Facility for fiscal years 2016 and 2015 were 2.63% and 3.54%, respectively.

The Credit Facility includes a number of affirmative and negative covenants, as well as certain financial covenants including maintenance of a total leverage ratio, senior secured leverage ratio and minimum interest coverage ratio. The Credit Facility also restricts our ability to make certain investments or distributions. We were in compliance with the covenants as of April 24, 2016.

On November 14, 2016, we amended the Credit Facility to modify the maximum amount of proceeds allowable for asset sales to exclude the sale of our Lake Charles property.

In fiscal 2015, we amended our Credit Facility to revise the definition of consolidated EBITDA to exclude the costs associated with the Colorado Referendum and certain severance expenses related to the corporate restructuring.

In fiscal 2014, we amended our Credit Facility to modify our maximum allowed leverage and minimum interest coverage ratio covenants. This was accounted for in accordance with ASC 470-50, Debt Modifications and Extinguishments and we capitalized new deferred financing costs of $673.

5.875% Senior Notes—In March 2013, we issued $350,000 of 5.875% Senior Notes due 2021 (“5.875% Senior Notes”). The net proceeds were used to repay term loan borrowings under our Credit Facility. On April 14, 2015, we issued an additional $150,000 of 5.875% Senior Notes at a price of 102.0%, which have the same terms and are treated as the same class as the outstanding 5.875% Senior Notes (the “April 2015 issuance”). After deducting underwriting fees, the net proceeds of $151,500 from the April 2015 issuance were used to purchase a portion of the 7.75% Senior Notes validly tendered pursuant to the Tender Offer (as defined below). As a result of the April 2015 issuance, we capitalized deferred financing costs of $209 in fiscal 2016 and $2,536 in fiscal 2015, respectively.

The 5.875% Senior Notes are guaranteed, on a joint and several basis, by substantially all of our significant subsidiaries and certain other subsidiaries as described in Note 16. All of the guarantor subsidiaries are wholly owned by us. The 5.875% Senior Notes are general unsecured obligations and rank junior to all of our senior secured indebtedness and senior to our senior subordinated indebtedness. The 5.875% Senior Notes are redeemable, in whole or in part, at our option as of March 15, 2016, with call premiums as defined in the indenture governing the 5.875% Senior Notes.

7.75% Senior Notes—In March 2011, we issued $300,000 of 7.75% Senior Notes due 2019 at a price of 99.264% (“7.75% Senior Notes”). On April 7, 2015, we launched a cash tender offer for any and all of our outstanding 7.75% Senior Notes (the “Tender Offer”). The Tender Offer expired on April 13, 2015. We accepted for purchase $237,832 of the outstanding 7.75% Senior Notes validly tendered pursuant to the Tender Offer and we funded the payments utilizing the net proceeds from the 5.875% Senior Notes April 2015 issuance, additional borrowings under our Credit Facility and cash on hand. The aggregate amount paid of approximately $250,000, included tender offer consideration of $1.043 per $1.000 principal amount tendered, as well as accrued and unpaid interest on the 7.75% Senior Notes. As a result of the completed Tender Offer, we incurred expenses related to the write-off of deferred financing costs and the discount, tender fees and other related costs of $13,757, recorded as a loss on early extinguishment of debt in the fiscal 2015 consolidated statement of operations.

On April 14, 2015 we issued an irrevocable notice of redemption of the remaining $62,168 of outstanding 7.75% Senior Notes at a redemption price of 103.875% of the principal amount, plus accrued and unpaid interest at the redemption date in accordance with the terms of the indenture governing the 7.75% Senior Notes. On May 14, 2015, we completed the redemption for approximately $65,000, utilizing additional borrowings under our Credit Facility and cash on hand. As a result of the redemption, we recorded a loss of $2,966 on early extinguishment of debt in the fiscal 2016 consolidated statement of operations.

8.875% Senior Subordinated Notes — On August 7, 2012, we completed the issuance and sale of $350,000 of 8.875% Senior Subordinated Notes due 2020 (“8.875% Senior Subordinated Notes”). We received net proceeds of $343,000 for this issuance after deducting underwriting fees. As a result of the issuance, we capitalized deferred financing costs of $8,137.

The 8.875% Senior Subordinated Notes are guaranteed, on a joint and several basis, by substantially all of our significant subsidiaries and certain other subsidiaries as described in Note 16. All of the guarantor subsidiaries are wholly owned by us. The 8.875% Senior Subordinated Notes are general unsecured obligations and rank junior to all of our senior indebtedness. The 8.875% Senior Subordinated Notes are redeemable, in whole or in part, at our option at any time as of June 15, 2016, with call premiums as defined in the indenture governing the 8.875% Senior Subordinated Notes.

The indentures governing the 5.875% Senior Notes and the 8.875% Senior Subordinated Notes limit, among other things, our ability and our restricted subsidiaries’ ability to borrow money, make restricted payments, use assets as security in other transactions, enter into transactions with affiliates, pay dividends, or repurchase stock. The indentures also limit our ability to issue and sell capital stock of subsidiaries, sell assets in excess of specified amounts or merge with or into other companies.

Future Principal Payments of Long-term Debt—The aggregate principal payments due on long-term debt as of April 24, 2016 over the next five years and thereafter, are as follows:

Fiscal Years Ending:
2017	$80
2018	67,587
2019	94
2020	102
2021	850,111
Thereafter	2,178

920,152
Debt premium	2,541

$922,693